Note 19 - Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Text Block]
19.      FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurement” defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:

Level 1―	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2―
Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical  or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3―
Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2012.

Assets Measured at Fair Value on a Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2011 and 2012, respectively, consistent with the fair value hierarchy provisions of  ASC Topic 820.

	Thousands of Yen
				Total
	Level 1	Level 2	Level 3	2011
March 31, 2011

Assets―
Available-for-sale securities―equity securities	¥740,518	-	-	¥740,518

	Thousands of Yen
				Total
March 31, 2012	Level 1	Level 2	Level 3	2012

Assets―
Available-for-sale securities―equity securities	¥860,914	-	-	¥860,914

	Thousands of U.S. Dollars
				Total
March 31, 2012	Level 1	Level 2	Level 3	2012

Assets―
Available-for-sale securities―equity securities	$10,447	-	-	$10,447

Available-for-sale securities are comprised of marketable securities, which are listed on Japan, the United States of America and Hong Kong securities market and are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Assets Measured at Fair Value on a Nonrecurring Basis

	Thousands of Yen
March 31, 2011	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	-	-	¥85,892	¥166,698
Goodwill	-	-	90,162	120,282
Licenses	-	-	-	97,791
	-	-	¥176,054	¥384,771

	Thousands of Yen
March 31, 2012	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	-	-	¥28,319	¥71,681
Trademark	-	-	155,000	37,000
	-	-	¥183,319	¥108,681

	Thousands of U.S. Dollars
March 31, 2012	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	-	-	$343	$870
Trademark	-	-	1,881	449
	-	-	$2,224	$1,319

In accordance with the provisions of ASC 325-20, “Investments―Other,” we review the carrying values of our investments when events and circumstances warrant. This review requires the comparison of the fair values of our investments to their respective carrying values.

Non-marketable equity securities with a carrying amount of ¥252,590 thousand and ¥100,000 thousand ($1,213thousand), which were included in other investments in the balance sheets, were written down to their fair value of ¥85,892 thousand and ¥28,319 thousand ($343 thousand), resulting in an other-than-temporary impairment charge of ¥166,698 thousand and ¥71,681 thousand ($870 thousand), which were included in earnings for the years ended March 31, 2011 and 2012, respectively. All impaired non-marketable investments were classified as Level 3 instruments and the Company used the unobservable inputs to these investments.  The fair value was determined as a result of considering various unobservable inputs, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees.

Goodwill for GDX and IIJ-FS with a carrying amount of ¥20,282 thousand and ¥190,162 thousand, respectively, were written down to fair value of zero and ¥90,162 thousand, resulting in impairment charge of ¥20,282 thousand  and ¥100,000 thousand, which were included in the Company’s statement of income for the year ended March 31, 2011. Because of the decision to dissolve GDX and a shrinking business of IIJ-FS, the carrying amount of the subsidiaries exceeded its fair value and the impairment losses were recognized in an amount equal to the excess of the carrying amount of goodwill over the implied fair values of goodwill. All impaired goodwill was classified as Level 3 instruments and the Company uses unobservable inputs to measure the fair value of the goodwill. The discounted future cash flows did not support the carrying value of the goodwill, due to poor future prospects for the businesses.

As a result of the aforementioned decision of the dissolution of GDX, the licenses of GDX, which were not expected to be used, with a carrying amount of ¥97,791 thousand were written down to zero, resulting in impairment charge of ¥97,791 thousand, which was included in the Company’s statement of income for the year ended March 31, 2011. The impaired licenses were classified as Level 3 instruments and the Company used the unobservable inputs to the licenses. Key inputs included future cash flows.

The trademark right related to hi-ho with a carrying amount of ¥192,000 thousand ($2,330 thousand) was written down to fair value of ¥155,000 thousand ($1,881 thousand), resulting in impairment charge of ¥37,000 thousand ($449 thousand), which was included in the Company’s statement of income for the year ended March 31, 2012. The impaired trademark was classified as Level 3 instruments and the Company used unobservable inputs’ such as expected future income to the trademark.